Identified Intangible Assets, Net - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 4,483,000	$ 4,756,000	$ 18,897,000	$ 18,384,000	$ 16,180,000
Finite-Lived Intangible Asset, Useful Life	8 years 9 months 18 days		8 years 9 months 18 days	9 years 6 months
Above-market leases
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 101,000	$ 110,000	$ 438,000	$ 310,000	$ 208,000
Finite-Lived Intangible Asset, Useful Life	9 years 1 month 6 days		9 years 1 month 6 days	9 years 6 months